Schedule of investments
Delaware Tax-Free California Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.22%
Education Revenue Bonds — 19.98%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,475,160
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,729,937
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	1,130,000	705,414
(Art Center College of Design) Series 2018A 5.00% 12/1/48	250,000	251,982
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,246,824
Series V-1 5.00% 5/1/49	4,455,000	5,182,145
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,480,000	1,423,405
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	440,320
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,000,930
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	271,311
5.00% 5/15/48	1,000,000	1,004,310
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	734,655
(Southwestern Law School) 4.00% 11/1/41	575,000	520,709
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	404,575
(Biola University) 5.00% 10/1/39	1,000,000	1,017,100
(California Baptist University) Series A 144A 5.00% 11/1/46 #	500,000	463,950
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,040,930
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	777,656
(Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/46 #	670,000	611,616
NQ- V6 [1123] 0124 (3318238)    1

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(The Learning Choice Academy) Series A 4.00% 7/1/31	90,000	$ 88,007
(The Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/49 #	300,000	269,664
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41 #	225,000	226,046
(Aspire Public Schools-Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	716,258
(Aspire Public Schools-Obligated Group-Issue Number 3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,014,660
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	966,790
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	241,460
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	400,695
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	250,780
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,725,000	1,680,340
(Green Dot Public Schools California Projects) Series A 144A 5.00% 8/1/48 #	250,000	247,560
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,014,770
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	500,575
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	772,497
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	270,405
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	576,299
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	883,770
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	1,001,350
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,003,160
(Larchmont Charter School Project) Series A 144A 5.00% 6/1/43 #	250,000	243,918
2    NQ- V6 [1123] 0124 (3318238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	$ 495,925
144A 5.50% 8/1/47 #	525,000	517,440
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	274,700
Series A 144A 5.125% 6/1/53 #	500,000	479,945
Series A 144A 5.375% 5/1/63 #	1,000,000	970,770
California State University Systemwide Revenue
Series A 3.00% 11/1/52	2,400,000	1,801,440
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	750,000	750,945
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,950,000	1,937,286
Series BK 5.00% 5/15/52	2,000,000	2,175,640
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	741,450
		43,817,474
Electric Revenue Bonds — 3.35%
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	2,000,000	2,062,160
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,000,584
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,038,550
Series D 5.00% 7/1/26	2,000,000	2,113,260
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	88,375
Series A 5.05% 7/1/42 ‡	70,000	17,675
Series A 6.75% 7/1/36 ‡	185,000	46,713
Series AAA 5.25% 7/1/25 ‡	40,000	10,100
Series CCC 5.25% 7/1/27 ‡	325,000	82,062
Series TT 5.00% 7/1/32 ‡	340,000	85,850
NQ- V6 [1123] 0124 (3318238)    3

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37 ‡	1,165,000	$ 294,162
Series WW 5.00% 7/1/28 ‡	470,000	118,675
Series WW 5.25% 7/1/33 ‡	335,000	84,587
Series WW 5.50% 7/1/38 ‡	730,000	184,325
Series XX 4.75% 7/1/26 ‡	45,000	11,363
Series XX 5.25% 7/1/40 ‡	230,000	58,075
Series XX 5.75% 7/1/36 ‡	150,000	37,875
Series ZZ 4.75% 7/1/27 ‡	35,000	8,838
Series ZZ 5.25% 7/1/24 ‡	55,000	13,888
		7,357,117
Healthcare Revenue Bonds — 12.95%
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	500,000	582,490
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,412,650
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,477,213
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	504,960
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	2,500,000	1,696,525
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,221,773
Series A 4.00% 4/1/49	1,000,000	939,610
(Kaiser Permanente)
Subordinate Series A-2 5.00% 11/1/47	2,500,000	2,835,600
Subordinate Series A-2 4.00% 11/1/44	1,150,000	1,133,509
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,000,000	921,010
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	1,211,448
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	255,872
Series B 5.00% 7/1/42	250,000	251,925
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	533,489
4    NQ- V6 [1123] 0124 (3318238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Humangood California Obligated Group) Series A 4.00% 10/1/28	290,000	$ 291,114
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	478,820
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	547,775
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	541,912
Series A 4.00% 11/15/56	1,075,000	758,316
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	430,205
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	891,430
(Emanate Health) Series A 4.00% 4/1/45	825,000	774,328
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	491,670
(John Muir Health) Series A 5.00% 8/15/51	1,500,000	1,526,850
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	435,270
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,011,530
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	2,000,000	2,159,760
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	873,180
Palomar Health, California
5.00% 11/1/47 (AGM)	500,000	510,240
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	477,641
5.00% 7/1/32	900,000	971,109
NQ- V6 [1123] 0124 (3318238)    5

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington Township Health Care District Revenue
Series A 3.75% 7/1/31	255,000	$ 242,865
		28,392,089
Housing Revenue Bonds — 4.09%
California Housing Finance Agency Revenue
Series 2019-2 Class A 4.00% 3/20/33	468,213	465,731
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,006,290
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	218,514
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,289,889
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,004,790
Series A 5.25% 5/15/49	1,200,000	1,204,920
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project)
Series A 3.25% 6/1/35	250,000	234,687
Series A 4.00% 6/1/30	135,000	139,604
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,549,140
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	845,000	846,614
		8,960,179
Industrial Development Revenue/Pollution ControlRevenue Bonds — 12.06%
California Community Choice Financing Authority Revenue
(Clean Energy Project- Green Bonds)
Series A-1 5.00% 12/1/53 •	1,500,000	1,561,305
Series D 5.50% 5/1/54 •	2,000,000	2,114,680
6    NQ- V6 [1123] 0124 (3318238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California County Tobacco Securitization Agency Revenue
Series D 0.00% 6/1/55 ^	1,000,000	$ 68,850
(Gold Country Settlement Funding Corporation) Series B-1 4.00% 6/1/49	40,000	39,845
(Merced County Tobacco Funding Corporation) Series B 5.00% 6/1/50	250,000	244,962
(Sonoma County Securitization Corporation) Series B-2 0.00% 6/1/55 ^	250,000	46,258
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	1,250,000	1,266,000
California M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	750,000	922,342
Series C 6.50% 11/1/39	1,905,000	2,342,750
Series C 7.00% 11/1/34	300,000	373,938
California Pollution Control Financing Authority Revenue
(Calplant I Project - Green Bonds) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	15,000
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	933,777
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	295,272
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,473,300
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 0.915% 6/1/66 ^	14,450,000	1,507,858
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,592,995
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	585,395
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,656,000
Long Beach Bond Finance Authority Revenue
Series A 5.50% 11/15/37	165,000	183,254
NQ- V6 [1123] 0124 (3318238)    7

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	$ 312,682
Tobacco Securitization Authority of Northern California
(Sacramento County) Series A Class 1 Senior 4.00% 6/1/49	1,200,000	1,072,668
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.603% 6/1/46 ^	16,770,000	3,038,221
Capital Appreciation Third Subordinate Series D 0.317% 6/1/46 ^	5,270,000	794,084
		26,441,436
Lease Revenue Bonds — 4.20%
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	789,255
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,402,283
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,001,420
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,511,407
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,504,950
Oceanside, California Public Financing Authority Revenue
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	991,740
		9,201,055
Local General Obligation Bonds — 2.51%
Alameda, Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,683,360
Anaheim, California School District Capital AppreciationElection of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	948,430
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,085,362
8    NQ- V6 [1123] 0124 (3318238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	$ 987,650
San Bernardino County, California Oro Grande Elementary School District
4.00% 9/15/32	300,000	289,356
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	502,180
		5,496,338
Pre-Refunded/Escrowed to Maturity Bonds — 2.86%
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,121,490
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,033,570
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated Group) Series A 5.00% 11/15/32	425,000	495,814
California School Finance Authority Revenue
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,004,890
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	25,000	25,820
Fresno, California Unified School DistrictElection of 2016
Series A 5.00% 8/1/41-26 §	500,000	532,040
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,030,740
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,035,290
		6,279,654
Special Tax Revenue Bonds — 15.27%
California State Public Works Board Revenue
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,593,440
Series B 4.00% 5/1/46	1,000,000	1,000,320
NQ- V6 [1123] 0124 (3318238)    9

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Chino Public Financing Authority Revenue
Series A 3.50% 9/1/43	250,000	$ 203,728
Commonwealth of Puerto Rico
(Restructured) 3.361% 11/1/43 •	2,665,255	1,389,264
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	7,342,826	6,461,687
Irvine City, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	1,000,000	1,093,540
Irvine, California Community Facilities District
(Great Park)
4.00% 9/1/58 (BAM)	750,000	713,685
5.25% 9/1/53 (BAM)	1,000,000	1,100,110
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	183,382
Series A 4.25% 9/1/47	300,000	270,363
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	502,090
Murrieta, California Community Facilities District
(Golden City - Improvement Area A) 5.00% 9/1/46	300,000	303,705
Ontario, California Community Facilities District No. 28
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	232,857
Orange County, California Community Facilities District No. 2023-1
(Rienda Phase 2B) Series A 5.50% 8/15/53	1,000,000	1,021,890
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	2,630,908
Series A-1 4.863% 7/1/51 ^	29,207,000	6,354,275
Series A-1 5.00% 7/1/58	1,975,000	1,919,838
Series A-1 5.634% 7/1/46 ^	10,820,000	3,192,874
Series A-2 4.329% 7/1/40	845,000	801,939
Series A-2 4.329% 7/1/40	750,000	711,795
10    NQ- V6 [1123] 0124 (3318238)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	$ 526,050
Senior Series A 5.00% 6/1/48	1,000,000	1,028,070
Tulare Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,747
		33,486,557
State General Obligation Bonds — 7.34%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,901,743	1,646,776
Series A-1 4.00% 7/1/46	1,550,000	1,291,848
State of California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,453,280
4.00% 10/1/36	500,000	513,785
4.00% 9/1/42	1,750,000	1,780,713
5.00% 9/1/31	1,000,000	1,003,220
5.00% 4/1/32	2,520,000	2,964,578
5.00% 8/1/46	1,000,000	1,030,410
5.25% 10/1/45	3,000,000	3,405,900
		16,090,510
Transportation Revenue Bonds — 12.90%
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,539,458
Series A 5.00% 12/31/43 (AMT)	1,995,000	2,013,972
Series A 5.00% 12/31/47 (AMT)	765,000	770,485
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	2,000,000	1,921,900
Series B-1 3.95% 1/15/53 (AGM)	300,000	275,259
Series B-2 3.50% 1/15/53 (AGM)	500,000	433,295
Series C 4.00% 1/15/43	2,275,000	2,199,515
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	502,380
NQ- V6 [1123] 0124 (3318238)    11

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	$ 1,695,344
Series B 5.00% 5/15/46 (AMT)	300,000	302,154
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,940,420
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,004,750
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,851,180
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,412,250
(Private Activity) Series G 2.50% 5/15/33 (AMT)	220,000	242,979
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	378,502
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series C 5.00% 7/1/53 ~	225,000	145,685
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	516,555
Subordinate Series B 5.00% 7/1/41	500,000	511,965
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	325,000	325,839
San Diego County, California Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,899,240
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	623,850
San Francisco City & County, California Airports Commission Revenue
Series A 4.00% 5/1/49 (AMT)	2,025,000	1,865,774
(San Francisco International Airport) Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,069,110
San Jose, California Airport Revenue
Series A 5.00% 3/1/47 (AMT)	200,000	200,682
Series B 5.00% 3/1/36	575,000	608,724
Series B 5.00% 3/1/42	1,000,000	1,038,630
		28,289,897
Water & Sewer Revenue Bonds — 0.71%
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	314,959
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	$ 252,218
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,000,000	983,650
		1,550,827
Total Municipal Bonds (cost $223,760,184)		215,363,133

Short-Term Investments — 0.87%
Variable Rate Demand Notes — 0.87%¤
Los Angeles, California Department of Water & Power Revenue
Series A-2 2.40% 7/1/51 (SPA - TD Bank N.A.)	1,000,000	1,000,000
Subordinate Series B-3 2.50% 7/1/34 (SPA - Barclays Bank)	500,000	500,000
Subordinate Series A-2 2.50% 7/1/45 (SPA - Barclays Bank)	400,000	400,000
Total Short-Term Investments (cost $1,900,000)		1,900,000
Total Value of Securities—99.09% (cost $225,660,184)		217,263,133

Receivables and Other Assets Net of Liabilities—0.91%		2,006,291
Net Assets Applicable to 20,180,790 Shares Outstanding—100.00%		$219,269,424
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $31,476,033, which represents 14.36% of the Fund's net assets.
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2023.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
14    NQ- V6 [1123] 0124 (3318238)